UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     06/30/2010

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC

Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCPsm
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPsm          Westport, CT             08/16/2010
--------------------------------      -----------------         ------------
         [Signature]                    [City, State]              [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:            None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:             NONE
                                        ----------------

Form 13F Information Table Entry Total:        53
                                        ----------------

Form 13F Information Table Value Total:   $    792,917
                                        ----------------
(thousands)



List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE





ITEM 1                             ITEM 2             ITEM 3     ITEM 4        ITEM 5            ITEM 6      ITEM 7   ITEM 8
                                                                                                 INVESTMENT           VOTING
                                                                               SHARES            DISCRETION           AUTHORITY
NAME                               TITLE                         FAIR          OR                SOLE                 SOLE
OF                                 OF                            MARKET        PRINCIPAL   SH    SHARED               SHARED
ISSUER                             CLASS              CUSIP      VALUE         AMOUNT      PRN   OTHER       MANAGER  OTHER

ACME PACKET INC                    COM                004764106  $ 43,558,000   1,620,476  SH    SOLE        FINE     SOLE
ADTRAN INC                         COM                00738A106  $  9,408,000     345,000  SH    SOLE        FINE     SOLE
ALCATEL-LUCENT                     SPN ADR            013904305  $ 25,400,000  10,000,000  SH    SOLE        FINE     SOLE
AMAZON COM INC                     COM                023135106  $  5,463,000      50,000  SH    SOLE        FINE     SOLE
AMERICAN TOWER CORP                CL A               029912201  $  5,563,000     125,000  SH    SOLE        FINE     SOLE
AMKOR TECHNOLOGY INC               COM                031652100  $ 16,530,000   3,000,000  SH    SOLE        FINE     SOLE
APPLE INC                          COM                037833100  $ 83,005,000     330,000  SH    SOLE        FINE     SOLE
ARUBA NETWORKS INC                 COM                043176106  $ 65,504,000   4,600,000  SH    SOLE        FINE     SOLE
ARUBA NETWORKS INC - CALL          COM                043176106  $  1,424,000     100,000  CALL  SOLE        FINE
BROADCOM CORP                      CL A               111320107  $ 12,529,000     380,000  SH    SOLE        FINE     SOLE
CISCO SYSTEMS INC                  COM                17275R102  $ 64,996,000   3,050,000  SH    SOLE        FINE     SOLE
CITRIX SYSTEMS INC                 COM                177376100  $ 20,059,000     475,000  SH    SOLE        FINE     SOLE
CITRIX SYSTEMS INC - CALL          COM                177376100  $  6,536,750     635,300  CALL  SOLE        FINE
COMMSCOPE INC                      COM                203372107  $ 21,987,000     925,000  SH    SOLE        FINE     SOLE
COMMSCOPE INC - CALL               COM                203372107  $  6,537,000     275,000  CALL  SOLE        FINE
COMPUWARE CORP                     COM                205638109  $  3,192,000     400,000  SH    SOLE        FINE     SOLE
DIREXION SHS ETF TR                DLY SMCP BEAR 3X   25459W839  $ 11,043,000   1,350,000  SH    SOLE        FINE     SOLE
ELECTRONIC ARTS INC                COM                285512109  $  4,680,000     325,000  SH    SOLE        FINE     SOLE
EMC CORP MASS                      COM                268648102  $ 40,169,000   2,195,000  SH    SOLE        FINE     SOLE
ENDWAVE CORP                       COM NEW            29264A206  $  4,411,000   1,336,592  SH    SOLE        FINE     SOLE
EQUINIX INC                        COM NEW            29444U502  $ 45,483,000     560,000  SH    SOLE        FINE     SOLE
ERICSSON L M TEL CO                ADR B SEK 10       294821608  $    551,000      50,000  SH    SOLE        FINE     SOLE
EZCHIP SEMICONDUCTOR LIMITED       ORD                M4146Y108  $ 17,570,000   1,004,000  SH    SOLE        FINE     SOLE
GOOGLE INC - CALL                  CL A               38259P508  $    445,000       1,000  CALL  SOLE        FINE
INTERNAP NETWORK SERVICES CORP     COM PAR $.001      45885A300  $  8,787,000   2,107,086  SH    SOLE        FINE     SOLE
IXIA                               COM                45071R109  $  6,296,000     733,000  SH    SOLE        FINE     SOLE
MERCADOLIBRE INC                   COM                58733R102  $  4,730,000      90,000  SH    SOLE        FINE     SOLE
MICRON TECHNOLOGY INC              COM                595112103  $ 17,405,000   2,050,000  SH    SOLE        FINE     SOLE
MICRON TECHNOLOGY INC - CALL       COM                595112103  $  4,245,000     500,000  CALL  SOLE        FINE
MICRON TECHNOLOGY INC - CALL       COM                595112103  $  9,933,000   1,170,000  CALL  SOLE        FINE
MICRON TECHNOLOGY INC - CALL       COM                595112103  $ 10,613,000   1,250,000  CALL  SOLE        FINE
MIPS TECHNOLOGIES INC              COM                604567107  $  2,715,000     531,353  SH    SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP               COM                67086E303  $  2,400,000   1,000,000  SH    SOLE        FINE     SOLE
QUALCOMM INC                       COM                747525103  $  7,882,000     240,000  SH    SOLE        FINE     SOLE
RACKSPACE HOSTING INC              COM                750086100  $  2,201,000     120,000  SH    SOLE        FINE     SOLE
SBA COMMUNICATIONS CORP            COM                78388J106  $ 29,759,000     875,000  SH    SOLE        FINE     SOLE
SELECT SECTOR SPDR TR - PUT        SBI INT-TECH       81369Y803  $ 61,200,000   3,000,000  PUT   SOLE        FINE
SELECT SECTOR SPDR TR - PUT        SBI INT-TECH       81369Y803  $  8,670,000     425,000  PUT   SOLE        FINE
SELECT SECTOR SPDR TR - PUT        SBI INT-TECH       81369Y803  $  7,140,000     350,000  PUT   SOLE        FINE
SKYWORKS SOLUTIONS INC             COM                83088M102  $ 14,272,000     850,000  SH    SOLE        FINE     SOLE
SONUS NETWORKS INC                 COM                835916107  $  2,710,000   1,000,000  SH    SOLE        FINE     SOLE
STOCKERYALE INC                    COM                86126T203  $    659,000   5,492,500  SH    SOLE        FINE     SOLE
SUNPOWER CORP                      CL A               867652109  $  4,840,000     400,000  SH    SOLE        FINE     SOLE
SUNPOWER CORP - CALL               COM CL A           867652109  $  5,143,000     425,000  CALL  SOLE        FINE
SUNPOWER CORP - CALL               COM CL A           867652109  $  1,053,000      87,000  CALL  SOLE        FINE
SUNPOWER CORP - CALL               COM CL A           867652109  $  3,787,000     313,000  CALL  SOLE        FINE
SUNPOWER CORP - CALL               COM CL A           867652109  $  5,566,000     460,000  CALL  SOLE        FINE
SYNAPTICS INC - PUT                COM                87157D109  $  1,375,000      50,000  PUT   SOLE        FINE
SYNAPTICS INC - PUT                COM                87157D109  $  4,125,000     150,000  PUT   SOLE        FINE
TELLABS INC - CALL                 COM                879664100  $  8,918,000   1,400,000  CALL  SOLE        FINE
TELVENT GIT SA                     SHS                E90215109  $  3,376,000     202,183  SH    SOLE        FINE     SOLE
TRIQUINT SEMICONDUCTOR INC         COM                89674K103  $ 27,495,000   4,500,000  SH    SOLE        FINE     SOLE
TRIQUINT SEMICONDUCTOR INC - CALL  COM                89674K103  $  9,578,000   1,567,600  CALL  SOLE        FINE

                                                                 $792,916,750

ENTRY TOTAL                                       53
TABLE VALUE IN THOUSANDS           $         792,917